Manufacturing expenses	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of manufacturing expenses [text block]

24.    Manufacturing expenses

	For the year ended December 31
(in EUR 000)	2021	2020	2019
Staff costs	1,625	1,211	613
Consulting and contractors' fees	279	—	—
Manufacturing	2,693	2,427	1,071
Travel	36	25	41
Other	409	139	87
Capitalized costs	(282)	(3,342)	(1,323)
Total manufacturing expenses	4,760	460	489

Manufacturing expenses consist primarily of employee compensation, acquisition costs of the components of the Genio® system, as well as distribution-related expenses such as logistics and shipping costs for non-commercial units of the Genio® system.

Before capitalization of €282,000 for the year ended December 31, 2021, and €3.3 million for the year ended December 31, 2020, manufacturing expenses increased by €1.2 million, or 32.6 % from €3.8 million in 2020 to €5.0 million for the year ended December 31, 2021. The increase in the expenses was mainly due to an increase in staff, in production and engineering team to support capacity and yield improvement. In addition, manufacturing expenses increased for the year ended December 31, 2021, compared to the year ended December 31,2020 due to the increase in demand of our Genio® system for non-commercial purposes (clinical trials, development activities, etc.) and, therefore, the increase of production costs associated.

Before capitalization of €3.3 million for the year ended December 31, 2020, manufacturing expenses increased by 109.8 % from €1.8 million for the year ended December 31, 2019 to €3.8 million for the year ended December 31, 2020. The increase in the expenses was mainly due to an increase in staff, in production and engineering team to support capacity and yield improvement, and also due to purchasing raw materials to support increase in the production.

Manufacturing costs (including material and supplier costs only, staff costs excluded) are as follows:

	For the year ended December 31
(in EUR 000)	2021	2020	2019
Implantable stimulator	2,224	1,660	686
Activation chip	165	228	67
Disposable patch	243	102	113
External stimulator	84	69	37
Other	(23)	368	168
Capitalized costs	(202)	(2,254)	(800)
Total	2,491	173	271